FUTURE POLICY BENEFITS - Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - Future Policy Benefit - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments	$ 19,547	$ 3,008	$ 1,195
Expected future gross premiums	9,604	0	0
Direct insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments	14,524	0	0
Expected future gross premiums	9,604	0	0
Pension risk transfer
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments	5,023	3,008	1,195
Expected future gross premiums	$ 0	$ 0	$ 0